UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:

703-356-6121

Date of fiscal year end:

October 31

Date of reporting period:

July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

Matter Voted On	Proposed By	Vote	For or Against Management
Barr Pharmaceuticals, Inc. (BRL, CUSIP 068306109) meeting 5/15/08
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Approve amendment of certificate of incorporation by deleting plurality voting standard for election of directors	Issuer	For	For
Transact other business	Issuer	For	For

Dell Inc. (DELL, CUSIP 24702R101) meeting 12/4/07
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Approve Amended & Restated 2002 L.T. Incentive plan	Issuer	For	For
Executive Stockownership guidelines	Shareholder	For	Against
Declaration of dividend	Shareholder	Against	For

Autozone (AZO, CUSIP 053332102) meeting 12/12/07:
Election of directors	Issuer	For	For
Ratification of Ernst & Young LLP as auditor	Issuer	For	For

Dawson Geophysical Company (DWSN, CUSIP 239359102) meeting 1/22/08:
Election of directors	Issuer	For	For
Proposal to ratify appointment of KPMG LLP as auditor	Issuer	For	For

POSCO (PKX, CUSIP 693483109) Annual shareholder meeting 2/22/08:
Approval of financial statements	Issuer	Abstain	Abstain
Elect director Ahn, Charles	Issuer	For	For
Elect director Sun, Wook	Issuer	For	For
Elect director Park, Sang-Yong	Issuer	For	For
Elect executive director Choi, Johg-Tae	Issuer	For	For
Approval of limits of total remuneration for directors	Issuer	For	For

Marine Products Corporation (MPX, CUSIP 368427108) meeting 4/22/08:
Directors recommend: a vote for election of the following nominee directors: 1) Randall Rollins; 2) Henry B. Tippie; 3) James B. Williams	Issuer	Withhold All Nominees	Against
Approve performance-based Compensation agreement for Mr. James A. Lane, Jr.	Issuer	Against	Against

Johnson & Johnson (JNJ, CUSIP 478160104) Annual Shareholder Meeting 4/24/08:
Election of directors	Issuer	For	For
Ratification of appointment of Pricewaterhousecoopers LLP as Independent registered public accounting firm	Issuer	For	For
Proposal for advisory vote on executive compensation policies and disclosures	Shareholder	For	Against

The Middleby Corporation (MIDD, CUSIP 596278101) meeting 5/9/08:
Elect directors	Issuer	For	For
Ratify auditor	Issuer	For	For
Approve amendment to stock incentive plan	Issuer	Against	Against
Approve amendment to executive officer incentive plan	Issuer	Against	Against

Moody’s Corporation (MCO, CUSIP 615369105) meeting 4/22/08
Election of director Robert R. Glauber	Issuer	For	For
Election of director Connie Mack	Issuer	For	For
Election of director Nancy S. Newcomb	Issuer	For	For
Ratification of auditor	Issuer	For	For
Adopt simple majority vote requirements in the company’s charter and by-laws	Shareholder	Against	Against

Berkshire Hathaway Inc. (BRK.B 084670207) meeting 5/3/08:
Vote for election of directors	Issuer	For	For

USG Corporation (USG, CUSIP 903293405) meeting 5/14/08:
Vote for election of directors	Issuer	For	For
Ratification of Deloitte & Touche LLP as auditors	Issuer	For	For

Sears Holdings Corporation (SHLD, CUSIP 812350106) meeting 3/10/08:
Election of directors	Issuer	For	For

Ratify appointment of Deloitte & Touche as auditor	Issuer	For	For
Proposal regarding majority vote shareholder committee	Shareholder	Against	For

Cimarex Energy Co. (XEC, CUSIP 171798101) meeting 5/21/08:
Elect director David A. Hentschel	Issuer	For	For
Elect director F.H. Merelli	Issuer	For	For
Elect director L. Paul Teague	Issuer	For	For
Ratify auditor	Issuer	For	For

U.S. Bancorp (USB, CUSIP 902973304) meeting 4/15/08:
Elect director Douglas M. Baker, Jr.	Issuer	For	For
Elect director Joel W. Johnson	Issuer	For	For
Elect director David B. O’Maley	Issuer	For	For
Elect director O’Dell M. Owens	Issuer	For	For
Elect director Craig D. Schnuck	Issuer	For	For
Proposal for annual ratification of executive officer compensation	Shareholder	For	Against
Proposal to separate the roles of Chairman and C.E.O.	Shareholder	For	Against
Ratify Ernst & Young as auditor	Issuer	For	For

Peoplesupport, Inc. (PSPT, CUSIP 712714302) 6/30/08:
ELECT Frank Perna and Joe rose as Directors	Issuer	For	For
Ratify BDO Seidman, LLP as Auditors	Issuer	For	For
Approval of amendment and restatement of 2004 Stock Incentive Plan	Issuer	Against	Against

Montpelier Re Holdings Ltd (MRH, CUSIP G62185106) meeting 5/21/08:
Election of directors	Issuer	For	For
Approve second amended and restated bye-laws of the company	Issuer	For	For
Ratify auditor	Issuer	For	For
Consider other business	Issuer	For	For

Lakeland Industries, Inc. (LAKE, CUSIP 511795106) meeting 6/20/08:
Election of directors	Issuer	For	For

Approval of adoption of amendments to Lakeland’s Restated Certificate of Incorporation to eliminate the supermajority voting requirements applicable to the approval of certain business combinations (the “Charter Amendment Proposal”)

	Issuer	For	For
Ratify auditors	Issuer	For	For
Grant of discretionary authority to vote in favor of any adjournments of postponements of the annual meeting, if necessary.	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

August 22, 2008